SCHEDULE OF STOCK WARRANT ISSUED (Details) - Warrant [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, number of shares, beginning balance	11,656,581	8,717,706
Outstanding, number of shares, issued	4,130,391	2,938,875
Outstanding, number of shares, exercised
Outstanding, number of shares, expired
Outstanding, number of shares, ending balance	15,786,972	11,656,581